Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
AAR Corp.(a)	7,198	$289,864
Aerojet Rocketdyne Holdings Inc.	9,316	359,504
Astronics Corp.(a)	5,468	65,780
BWX Technologies Inc.	11,116	494,773
Curtiss-Wright Corp.	5,118	679,619
Ducommun Inc.(a)	2,362	103,338
Kaman Corp.	5,977	238,901
Maxar Technologies Inc.	15,577	405,158
Mercury Systems Inc.(a)	8,070	459,344
Moog Inc., Class A	6,253	476,729
PAE Inc.(a)	7,842	78,498
Parsons Corp.(a)	5,695	173,413
Spirit AeroSystems Holdings Inc., Class A	14,895	652,848
Triumph Group Inc.(a)	6,055	110,322
Vectrus Inc.(a)	2,543	117,003
		4,705,094
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)	12,416	333,370
Atlas Air Worldwide Holdings Inc.(a)	5,780	464,307
Forward Air Corp.	2,774	294,876
Hub Group Inc., Class A(a)	3,217	243,591
		1,336,144
Airlines — 0.9%
Alaska Air Group Inc.(a)	26,745	1,464,021
Frontier Group Holdings Inc.(a)(b)	4,590	60,037
Hawaiian Holdings Inc.(a)	11,025	188,527
JetBlue Airways Corp.(a)	67,879	993,070
SkyWest Inc.(a)	10,785	411,448
Spirit Airlines Inc.(a)	23,214	498,405
		3,615,508
Auto Components — 1.3%
Adient PLC(a)	20,064	842,086
American Axle & Manufacturing Holdings Inc.(a)	24,240	197,314
Cooper-Standard Holdings Inc.(a)	3,579	73,692
Dana Inc.	30,783	666,760
Dorman Products Inc.(a)	2,053	192,222
Garrett Motion Inc.(a)(b)	12,334	86,338
Goodyear Tire & Rubber Co. (The)(a)	60,015	1,244,111
LCI Industries	2,877	354,360
Modine Manufacturing Co.(a)	11,005	100,696
Patrick Industries Inc.	2,756	177,486
Standard Motor Products Inc.	4,071	194,879
Stoneridge Inc.(a)	3,705	69,913
Tenneco Inc., Class A(a)	16,091	168,955
Veoneer Inc.(a)(b)	21,518	757,649
		5,126,461
Automobiles — 0.4%
Harley-Davidson Inc.	19,413	671,108
Thor Industries Inc.	6,743	637,820
Winnebago Industries Inc.	4,150	267,758
		1,576,686
Banks — 13.2%
1st Source Corp.	4,432	221,068
Allegiance Bancshares Inc.	1,928	84,890
Ameris Bancorp.	6,908	340,633
Associated Banc-Corp.	33,499	800,626
Atlantic Capital Bancshares Inc.(a)	2,141	64,487
Security	Shares	Value

Banks (continued)
Atlantic Union Bankshares Corp.	16,542	$673,590
Banc of California Inc.	7,376	142,504
BancFirst Corp.	4,277	320,561
Bancorp. Inc. (The)(a)	3,415	101,835
Bank of Hawaii Corp.	8,968	771,876
Bank of Marin Bancorp., Class A	3,721	138,756
Bank OZK	26,062	1,221,005
BankUnited Inc.	19,248	803,604
Banner Corp.	7,037	437,068
Berkshire Hills Bancorp. Inc.	10,347	306,168
BOK Financial Corp.	6,534	670,062
Brookline Bancorp. Inc.	16,141	276,011
Byline Bancorp Inc.	3,939	102,414
Cadence Bank.	39,894	1,243,496
Cathay General Bancorp.	17,217	777,520
Central Pacific Financial Corp.	3,937	114,567
City Holding Co.	1,326	106,358
Columbia Banking System Inc.	15,408	535,736
Community Bank System Inc.	6,868	490,513
Community Trust Bancorp. Inc.	3,912	172,871
ConnectOne Bancorp. Inc.	4,087	130,825
Customers Bancorp. Inc.(a)	6,397	372,945
CVB Financial Corp.	27,986	616,532
Dime Community Bancshares Inc.	7,494	261,990
Eagle Bancorp. Inc.	6,681	400,660
Eastern Bankshares Inc.	12,705	270,489
Enterprise Financial Services Corp.	8,579	425,004
FB Financial Corp.	4,150	184,758
First BanCorp./Puerto Rico	14,107	205,257
First Bancorp./Southern Pines NC	7,499	329,281
First Bancshares Inc.(The)	3,210	115,785
First Busey Corp.	12,042	335,731
First Citizens BancShares Inc./NC, Class A	1,066	830,499
First Commonwealth Financial Corp.	17,358	287,448
First Financial Bancorp	16,420	413,948
First Financial Corp./IN	2,908	130,540
First Foundation Inc.	8,933	233,598
First Hawaiian Inc.	27,985	793,375
First Interstate BancSystem Inc., Class A	7,683	282,350
First Merchants Corp.	12,307	522,186
Flushing Financial Corp.	7,156	168,953
FNB Corp.	72,287	933,948
Fulton Financial Corp.	36,740	659,483
Glacier Bancorp. Inc.	10,188	529,063
Great Western Bancorp. Inc.	11,383	351,507
Hancock Whitney Corp.	18,854	993,983
Hanmi Financial Corp.	5,077	136,470
HarborOne Bancorp Inc.	4,479	63,602
Heartland Financial USA Inc.	9,168	477,011
Heritage Commerce Corp.	14,006	174,515
Heritage Financial Corp./WA	7,188	174,381
Hilltop Holdings Inc.	7,120	235,174
Home BancShares Inc./AR	32,685	770,059
HomeStreet Inc.	4,088	199,290
Hope Bancorp Inc.	21,811	365,334
Horizon Bancorp Inc./IN	9,046	192,951
Independent Bank Corp.	9,701	818,279
Independent Bank Corp./MI	5,403	132,265
Independent Bank Group Inc.	7,840	595,213
International Bancshares Corp.	11,840	497,635

Schedule of Investments (unaudited) (continvued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Investors Bancorp. Inc.	49,054	$800,561
Lakeland Bancorp. Inc.	12,815	242,588
Lakeland Financial Corp.	2,834	226,522
Meta Financial Group Inc.	2,170	129,028
Metropolitan Bank Holding Corp.(a)	731	73,100
Midland States Bancorp. Inc.	5,139	148,363
National Bank Holdings Corp., Class A	4,274	194,040
NBT Bancorp. Inc.	9,028	349,203
Nicolet Bankshares Inc.(a)	2,693	250,691
Northwest Bancshares Inc.	27,224	384,131
OceanFirst Financial Corp.	13,393	304,021
OFG Bancorp.	10,359	286,633
Old National Bancorp./IN	33,394	612,112
Origin Bancorp Inc.	2,252	96,205
Pacific Premier Bancorp. Inc.	20,151	770,776
PacWest Bancorp.	25,526	1,185,172
Park National Corp.	3,172	429,679
Peoples Bancorp. Inc./OH.	6,147	203,773
Pinnacle Financial Partners Inc.	9,549	923,484
Popular Inc.	9,721	866,822
Premier Financial Corp.	8,332	248,710
Prosperity Bancshares Inc.	19,935	1,460,239
QCR Holdings Inc.	3,370	192,225
Renasant Corp.	6,311	232,119
S&T Bancorp. Inc.	7,773	239,486
Sandy Spring Bancorp. Inc.	10,497	496,613
Seacoast Banking Corp. of Florida.	3,724	135,926
Simmons First National Corp., Class A	23,637	676,018
South State Corp.	14,939	1,261,001
Southside Bancshares Inc.	4,141	173,508
Sterling Bancorp./DE.	41,959	1,103,102
Stock Yards Bancorp. Inc.	2,547	151,750
Synovus Financial Corp.	31,414	1,563,161
Texas Capital Bancshares Inc.(a)	10,906	683,806
Tompkins Financial Corp.	2,818	224,200
Towne Bank/Portsmouth VA	15,431	484,225
TriCo Bancshares.	6,208	269,862
TriState Capital Holdings Inc.(a)	6,073	191,846
Triumph Bancorp. Inc.(a)	1,563	136,731
Trustmark Corp.	13,868	451,819
UMB Financial Corp.	6,153	605,763
Umpqua Holdings Corp.	47,429	961,860
United Bankshares Inc./WV	29,506	1,042,447
United Community Banks Inc./GA	11,157	394,846
Univest Financial Corp.	6,984	210,428
Valley National Bancorp.	87,911	1,223,721
Veritex Holdings Inc.	5,701	228,895
Washington Trust Bancorp. Inc.	4,325	246,871
Webster Financial Corp.	19,627	1,115,010
WesBanco Inc.	14,100	500,409
Westamerica Bancorp.	6,063	352,139
Wintrust Financial Corp.	12,322	1,208,419
		53,474,595
Beverages — 0.1%
Coca-Cola Consolidated Inc.	376	215,448
National Beverage Corp.	2,696	120,431
Vintage Wine Estates Inc.(a)	6,171	52,515
		388,394
Security	Shares	Value
Biotechnology — 1.8%
Agenus Inc.(a)	34,437	$95,046
Agios Pharmaceuticals Inc.(a)	4,408	136,163
Akebia Therapeutics Inc.(a)	37,758	75,138
Alaunos Therapeutics Inc.(a)	17,720	19,138
Allogene Therapeutics Inc.(a)	15,715	179,937
Altimmune Inc.(a)(b)	3,828	30,892
AnaptysBio Inc.(a)	1,568	50,129
Arcturus Therapeutics Holdings Inc.(a)(b)	4,572	119,466
Arena Pharmaceuticals Inc.(a)	7,805	717,904
BioAtla Inc.(a)(b)	1,825	17,447
Bioxcel Therapeutics Inc.(a)	4,210	71,149
Bluebird Bio Inc.(a)	15,108	119,202
Caribou Biosciences Inc.(a)	1,576	16,910
Catalyst Pharmaceuticals Inc.(a)	9,211	53,055
CEL-SCI Corp.(a)(b)	4,879	29,469
Chimerix Inc.(a)	8,284	47,302
Clovis Oncology Inc.(a)	12,836	26,185
Coherus Biosciences Inc.(a)(b)	7,423	91,748
CRISPR Therapeutics AG(a)(b)	9,196	586,245
CytomX Therapeutics Inc.(a)	7,543	34,698
Design Therapeutics Inc.(a)(b)	1,371	17,329
Eagle Pharmaceuticals Inc./DE(a)	2,415	110,945
Emergent BioSolutions Inc.(a)	10,245	479,466
Enanta Pharmaceuticals Inc.(a)	1,986	118,008
Evelo Biosciences Inc.(a)(b)	2,958	13,932
FibroGen Inc.(a)	12,489	188,459
G1 Therapeutics Inc.(a)(b)	4,887	49,261
Geron Corp.(a)(b)	39,142	43,839
Global Blood Therapeutics Inc.(a)	6,012	173,446
Gossamer Bio Inc.(a)	11,032	105,797
Homology Medicines Inc.(a)(b)	4,683	17,421
Inhibrx Inc.(a)	2,169	57,609
Intercept Pharmaceuticals Inc.(a)(b)	5,286	86,638
Invitae Corp.(a)	21,944	246,651
Ironwood Pharmaceuticals Inc.(a)	34,849	388,566
Jounce Therapeutics Inc.(a)	7,021	52,517
KalVista Pharmaceuticals Inc.(a)	4,369	55,137
Karyopharm Therapeutics Inc.(a)	8,534	75,953
Keros Therapeutics Inc.(a)	1,417	65,706
Kiniksa Pharmaceuticals Ltd., Class A(a)	5,878	66,010
Kura Oncology Inc.(a)	14,106	198,754
Madrigal Pharmaceuticals Inc.(a)	1,355	78,021
Mersana Therapeutics Inc.(a)	7,165	34,177
MiMedx Group Inc.(a)	8,860	43,946
Morphic Holding Inc.(a)	2,223	94,322
Myriad Genetics Inc.(a)	17,123	450,164
OPKO Health Inc.(a)	60,427	189,137
Pieris Pharmaceuticals Inc.(a)	6,291	22,899
Precigen Inc.(a)(b)	11,590	29,902
Prothena Corp. PLC(a)	4,509	153,667
REVOLUTION Medicines Inc.(a)	6,714	144,485
Rhythm Pharmaceuticals Inc.(a)	8,282	61,370
Rocket Pharmaceuticals Inc.(a)	6,433	107,045
Rubius Therapeutics Inc.(a)(b)	4,860	32,805
Sage Therapeutics Inc.(a)(b)	6,112	240,935
Sangamo Therapeutics Inc.(a)	11,035	66,541
Selecta Biosciences Inc.(a)	13,391	33,478
Seres Therapeutics Inc.(a)	8,598	71,707
Stoke Therapeutics Inc.(a)	1,337	25,336
Surface Oncology Inc.(a)	3,067	11,501

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Sutro Biopharma Inc.(a)	4,887	$52,193
Vaxart Inc.(a)	10,147	50,228
Verastem Inc.(a)	26,937	41,214
Viking Therapeutics Inc.(a)	7,533	27,947
Y-mAbs Therapeutics Inc.(a)	3,151	31,163
		7,222,850
Building Products — 0.8%
American Woodmark Corp.(a)	3,519	210,894
Apogee Enterprises Inc.	5,407	241,422
Armstrong World Industries Inc.	3,102	307,160
Cornerstone Building Brands Inc.(a)	11,504	169,684
Gibraltar Industries Inc.(a)	2,300	126,040
Griffon Corp.	10,284	230,259
Insteel Industries Inc.	2,059	77,892
JELD-WEN Holding Inc.(a)	10,393	245,275
Masonite International Corp.(a)	1,694	168,112
PGT Innovations Inc.(a)	6,035	114,605
Quanex Building Products Corp.	7,186	156,583
Resideo Technologies Inc.(a)	15,000	371,700
UFP Industries Inc.	5,885	469,976
Zurn Water Solutions Corp.	10,771	328,946
		3,218,548
Capital Markets — 2.3%
Affiliated Managers Group Inc.	4,274	624,902
Artisan Partners Asset Management Inc., Class A	6,193	267,599
Assetmark Financial Holdings Inc.(a)	2,567	61,582
B. Riley Financial Inc.	1,391	85,644
BGC Partners Inc., Class A.	68,738	290,074
Blucora Inc.(a)	10,463	169,710
Bridge Investment Group Holdings Inc., Class A	1,973	42,419
Cowen Inc., Class A	3,154	99,919
Donnelley Financial Solutions Inc.(a)	6,209	231,099
Evercore Inc., Class A	5,675	708,353
Federated Hermes Inc.	20,615	682,563
Focus Financial Partners Inc., Class A(a)	4,838	243,642
GCM Grosvenor Inc., Class A	3,242	29,470
Houlihan Lokey Inc.	3,177	337,652
Interactive Brokers Group Inc., Class A	7,061	481,490
Janus Henderson Group PLC	36,385	1,342,606
Moelis & Co., Class A	8,419	475,421
Oppenheimer Holdings Inc., Class A, NVS	1,152	48,833
Piper Sandler Cos.	1,521	234,569
PJT Partners Inc., Class A	2,069	143,423
Sculptor Capital Management Inc.	4,254	83,378
Stifel Financial Corp.	22,203	1,663,005
StoneX Group Inc.(a)	3,665	240,461
Victory Capital Holdings Inc., Class A	2,045	66,810
Virtu Financial Inc., Class A	18,310	566,328
Virtus Investment Partners Inc.	469	122,728
WisdomTree Investments Inc.	12,449	69,839
		9,413,519
Chemicals — 2.4%
AdvanSix Inc.	5,983	251,824
American Vanguard Corp.	5,765	87,455
Ashland Global Holdings Inc.	5,666	544,163
Avient Corp.	11,056	550,257
Cabot Corp.	12,138	667,469
Chase Corp.	731	69,357
Chemours Co. (The)	34,714	1,135,495
Security	Shares	Value
Chemicals (continued)
Diversey Holdings Ltd.(a)(b)	10,311	$113,421
Ecovyst Inc.	11,886	121,594
Element Solutions Inc.	14,707	330,025
Ferro Corp.(a)	9,447	205,945
FutureFuel Corp.	5,680	44,304
GCP Applied Technologies Inc.(a)	6,861	218,866
Hawkins Inc.	1,654	61,727
HB Fuller Co.	4,657	334,233
Huntsman Corp.	21,112	756,443
Ingevity Corp.(a)	4,432	292,113
Innospec Inc.	3,117	289,756
Intrepid Potash Inc.(a)	649	25,168
Koppers Holdings Inc.(a)	4,511	134,789
Kraton Corp.(a)	3,288	152,497
Kronos Worldwide Inc.	3,045	43,696
Minerals Technologies Inc.	7,111	497,557
NewMarket Corp.	1,479	500,006
Rayonier Advanced Materials Inc.(a)	13,350	83,170
Sensient Technologies Corp.	4,335	367,348
Stepan Co.	2,610	287,518
Tredegar Corp.	5,707	67,057
Trinseo PLC	8,280	443,311
Tronox Holdings PLC, Class A.	9,860	223,822
Valvoline Inc.	24,362	802,484
		9,702,870
Commercial Services & Supplies — 1.8%
ABM Industries Inc.	14,393	600,044
ACCO Brands Corp.	20,864	169,833
ADT Inc.	30,983	235,161
Brady Corp., Class A, NVS	6,512	338,103
BrightView Holdings Inc.(a)	11,102	147,324
Brink’s Co. (The)	5,238	365,508
Cimpress PLC(a)	1,556	104,594
Clean Harbors Inc.(a)	3,986	368,904
CoreCivic Inc.(a)	25,610	258,917
Deluxe Corp.	9,109	274,181
GEO Group Inc. (The)	21,807	146,761
Harsco Corp.(a)	10,198	160,109
Healthcare Services Group Inc.	15,888	289,003
HNI Corp.	9,370	392,978
Interface Inc.	12,778	169,436
KAR Auction Services Inc.(a)	25,749	366,151
Kimball International Inc., Class B	3,826	37,571
Matthews International Corp., Class A	6,774	237,903
MillerKnoll Inc.	8,546	330,047
Montrose Environmental Group Inc.(a)	1,837	84,079
MSA Safety Inc.	3,060	420,444
Pitney Bowes Inc.	4,409	27,159
RR Donnelley & Sons Co.(a)	15,446	170,215
Shapeways Holdings Inc.(a)(b)	1,521	4,867
SP Plus Corp.(a)	3,639	102,547
Steelcase Inc., Class A	9,204	113,577
Stericycle Inc.(a)(b)	11,286	662,940
U.S. Ecology Inc.(a)	4,091	116,921
UniFirst Corp./MA	1,901	361,361
Viad Corp.(a)	1,890	71,196
VSE Corp.	2,250	116,055
		7,243,889

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Communications Equipment — 0.8%
ADTRAN Inc.	10,399	$199,765
Aviat Networks Inc.(a)	1,035	30,036
CalAmp Corp.(a)	4,009	23,813
CommScope Holding Co. Inc.(a)	43,508	408,540
Comtech Telecommunications Corp.	5,640	114,661
Digi International Inc.(a)	3,509	78,391
Extreme Networks Inc.(a)	12,731	161,556
Infinera Corp.(a)	23,137	194,814
Inseego Corp.(a)	7,858	35,832
Lumentum Holdings Inc.(a)(b)	7,380	748,922
NETGEAR Inc.(a)	6,280	173,768
NetScout Systems Inc.(a)(b)	15,820	499,121
Plantronics Inc.(a)	9,075	241,849
Ribbon Communications Inc.(a)	25,543	114,944
Viavi Solutions Inc.(a)	22,255	366,317
		3,392,329
Construction & Engineering — 1.2%
API Group Corp.(a)	17,629	393,127
Arcosa Inc.	6,144	286,679
Argan Inc.	3,432	127,499
Comfort Systems USA Inc.	2,544	228,400
Dycom Industries Inc.(a)	3,216	271,077
EMCOR Group Inc.	6,724	801,568
Fluor Corp.(a)	30,164	634,651
Granite Construction Inc.	6,353	228,581
Great Lakes Dredge & Dock Corp.(a)	9,768	133,724
IES Holdings Inc.(a)	998	49,201
Infrastructure and Energy Alternatives Inc.(a)(b)	3,947	35,602
MasTec Inc.(a)	6,840	589,129
MYR Group Inc.(a)	1,806	169,818
Primoris Services Corp.	11,408	293,414
Sterling Construction Co. Inc.(a)	6,112	155,306
Tutor Perini Corp.(a)	9,121	108,540
Valmont Industries Inc.	2,441	530,258
		5,036,574
Construction Materials — 0.2%
Eagle Materials Inc.	3,168	462,053
Forterra Inc.(a)	2,203	51,704
Summit Materials Inc., Class A(a)	9,005	320,218
		833,975
Consumer Finance — 1.4%
Atlanticus Holdings Corp.(a)	433	27,846
Curo Group Holdings Corp.	4,448	63,740
Encore Capital Group Inc.(a)(b)	5,345	344,753
Enova International Inc.(a)	7,773	313,096
EZCORP Inc., Class A, NVS(a)	11,254	67,186
FirstCash Holdings Inc.	5,480	381,956
Green Dot Corp., Class A(a)	5,076	160,960
Navient Corp.	34,413	599,819
Nelnet Inc., Class A	2,363	209,196
OneMain Holdings Inc.	23,811	1,230,076
PRA Group Inc.(a)	9,319	433,334
PROG Holdings Inc.(a)	12,129	482,855
Regional Management Corp.	2,055	104,312
SLM Corp.	62,681	1,149,570
World Acceptance Corp.(a)	915	172,917
		5,741,616
Containers & Packaging — 0.9%
Graphic Packaging Holding Co.	31,946	604,099
Security	Shares	Value
Containers & Packaging (continued)
Greif Inc., Class A, NVS.	5,695	$336,916
Myers Industries Inc.	4,017	72,587
O-I Glass Inc.(a)	33,443	445,126
Pactiv Evergreen Inc.	3,911	42,826
Silgan Holdings Inc.	17,690	792,158
Sonoco Products Co.	20,962	1,187,288
TriMas Corp.	9,200	319,792
		3,800,792
Distributors — 0.0%
Funko Inc., Class A(a)	2,238	38,673

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)	10,614	312,264
American Public Education Inc.(a)(b)	2,268	48,513
Beachbody Co. Inc. (The)(a)(b)	20,576	37,448
Carriage Services Inc.	1,691	85,091
frontdoor Inc.(a)	9,491	344,523
Graham Holdings Co., Class B	854	508,233
Grand Canyon Education Inc.(a)	5,584	467,269
H&R Block Inc.	37,490	857,021
Houghton Mifflin Harcourt Co.(a)	27,109	488,233
Laureate Education Inc., Class A	10,131	128,157
Perdoceo Education Corp.(a)	15,166	167,129
PowerSchool Holdings Inc., Class A(a)	2,918	47,797
Stride Inc.(a)	3,380	118,537
Vivint Smart Home Inc.(a)	8,705	62,676
WW International Inc.(a)	11,385	143,451
		3,816,342
Diversified Financial Services — 0.3%
A-Mark Precious Metals Inc.	1,758	108,820
Cannae Holdings Inc.(a)	10,174	303,897
Compass Diversified Holdings	11,955	300,788
Jackson Financial Inc., Class A	11,193	429,476
		1,142,981
Diversified Telecommunication Services — 0.2%
Anterix Inc.(a)	1,990	102,007
Cogent Communications Holdings Inc.	4,532	288,281
Consolidated Communications Holdings Inc.(a)(b)	15,384	110,611
EchoStar Corp., Class A(a)(b)	8,368	198,238
IDT Corp., Class B(a)	1,930	72,433
Liberty Latin America Ltd., Class A(a)	3,993	43,683
Liberty Latin America Ltd., Class C, NVS(a)	15,570	168,312
		983,565
Electric Utilities — 1.8%
ALLETE Inc.	11,186	714,002
Hawaiian Electric Industries Inc.	23,273	989,102
IDACORP Inc.	10,744	1,184,204
MGE Energy Inc.	4,850	375,536
OGE Energy Corp.	42,600	1,615,392
Otter Tail Corp.	5,943	376,786
PNM Resources Inc.	18,249	817,738
Portland General Electric Co.	18,970	996,684
		7,069,444
Electrical Equipment — 1.1%
Acuity Brands Inc.	4,401	842,924
Atkore Inc.(a)	9,816	1,057,969
AZZ Inc.	3,761	178,948
Babcock & Wilcox Enterprises Inc.(a)	11,673	82,878
Encore Wire Corp.	2,580	290,740

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment (continued)
EnerSys.	6,210	$465,315
FTC Solar Inc.(a)	1,827	7,710
GrafTech International Ltd.	42,601	446,458
nVent Electric PLC.	35,908	1,242,058
		4,615,000
Electronic Equipment, Instruments & Components — 2.7%
Advanced Energy Industries Inc.	3,826	329,725
Aeva Technologies Inc.(a)(b)	19,335	101,122
Arlo Technologies Inc.(a)	17,787	154,569
Avnet Inc.	21,139	853,170
Belden Inc.	5,765	322,552
Benchmark Electronics Inc.	4,943	119,324
CTS Corp.	2,548	85,485
ePlus Inc.(a)	5,736	263,684
Fabrinet(a)	3,589	406,131
II-VI Inc.(a)	22,654	1,436,264
Insight Enterprises Inc.(a)	7,671	722,225
Kimball Electronics Inc.(a)	5,311	105,105
Knowles Corp.(a)	14,099	299,040
Methode Electronics Inc.	8,251	363,291
National Instruments Corp.	15,865	653,955
OSI Systems Inc.(a)	3,595	298,169
PC Connection Inc.	2,632	114,097
Plexus Corp.(a)	6,036	467,911
Sanmina Corp.(a)	13,795	521,727
ScanSource Inc.(a)	5,619	175,200
TD SYNNEX Corp.	8,875	928,059
TTM Technologies Inc.(a)	22,520	303,119
Velodyne Lidar Inc.(a)(b)	21,158	82,728
Vishay Intertechnology Inc.	28,386	587,874
Vontier Corp.	36,096	1,014,659
		10,709,185
Energy Equipment & Services — 1.4%
Archrock Inc.	28,781	242,912
Aspen Aerogels Inc.(a)	2,034	60,410
ChampionX Corp.(a)	16,299	365,098
Dril-Quip Inc.(a)	3,699	93,548
FTS International Inc., Class A(a)	775	20,421
Helix Energy Solutions Group Inc.(a)	29,973	105,805
Helmerich & Payne Inc.	23,248	667,217
Liberty Oilfield Services Inc., Class A(a)	22,315	270,011
Nabors Industries Ltd.(a)	1,642	169,963
Newpark Resources Inc.(a)	20,059	71,209
NexTier Oilfield Solutions Inc.(a)	33,702	202,886
Noble Corp.(a)	13,000	320,970
NOV Inc.	83,388	1,369,231
Oceaneering International Inc.(a)	7,473	97,373
Oil States International Inc.(a)	13,095	82,106
Patterson-UTI Energy Inc.	20,188	201,072
ProPetro Holding Corp.(a)	18,037	189,569
RPC Inc.(a)	14,865	87,852
Select Energy Services Inc., Class A(a)	13,988	93,300
TETRA Technologies Inc.(a)	18,705	54,806
Transocean Ltd.(a)(b)	128,053	403,367
U.S. Silica Holdings Inc.(a)	15,805	150,938
Weatherford International PLC(a)	6,872	206,160
		5,526,224
Entertainment — 0.5%
Cinemark Holdings Inc.(a)	22,991	347,164

Security	Shares	Value
Entertainment (continued)
Lions Gate Entertainment Corp., Class A(a)	13,104	$205,471
Lions Gate Entertainment Corp., Class B, NVS(a)	26,176	381,646
Madison Square Garden Entertainment Corp.(a)	5,408	383,049
Madison Square Garden Sports Corp.(a)	1,867	310,053
Marcus Corp. (The)(a)	4,764	80,273
Redbox Entertainment Inc.(a)(b)	1,913	9,833
Sciplay Corp., Class A(a)	2,818	35,225
World Wrestling Entertainment Inc., Class A.	3,375	168,547
		1,921,261
Equity Real Estate Investment Trusts (REITs) — 8.5%
Acadia Realty Trust	11,091	219,491
Agree Realty Corp.	8,194	535,724
Alexander’s Inc.	266	70,030
American Assets Trust Inc.	6,831	245,711
American Campus Communities Inc.	18,952	990,432
American Finance Trust Inc.	26,882	222,045
Apple Hospitality REIT Inc.	17,853	287,969
Armada Hoffler Properties Inc.	13,304	186,655
Ashford Hospitality Trust Inc.(a)	6,965	54,257
Bluerock Residential Growth REIT Inc., Class A	5,623	149,291
Braemar Hotels & Resorts Inc.(a)(b)	11,569	61,894
Brandywine Realty Trust	25,984	334,154
Brixmor Property Group Inc.	42,711	1,083,151
CareTrust REIT Inc.	20,576	436,417
CatchMark Timber Trust Inc., Class A	5,962	48,888
Centerspace.	1,612	153,753
Chatham Lodging Trust(a)	6,737	89,400
City Office REIT Inc.	9,295	165,730
CorePoint Lodging Inc.(a)	8,664	136,111
Corporate Office Properties Trust	15,843	400,194
Cousins Properties Inc.	18,566	715,905
DiamondRock Hospitality Co.(a)	30,618	286,278
DigitalBridge Group Inc.(a)	69,988	510,912
Diversified Healthcare Trust	51,993	158,579
Douglas Emmett Inc.	22,008	687,090
Empire State Realty Trust Inc., Class A	30,358	270,793
EPR Properties	6,675	293,500
Equity Commonwealth(a)	16,989	442,394
Essential Properties Realty Trust Inc.	10,269	272,642
Farmland Partners Inc.	5,971	68,010
First Industrial Realty Trust Inc.	10,913	663,292
Four Corners Property Trust Inc.	7,609	205,976
Franklin Street Properties Corp., Class C	20,278	112,543
Getty Realty Corp.	8,392	248,991
Gladstone Commercial Corp.	8,252	191,364
Gladstone Land Corp.	3,537	107,808
Global Medical REIT Inc.	6,929	117,169
Global Net Lease Inc.	15,297	219,359
Healthcare Realty Trust Inc.	20,839	646,426
Healthcare Trust of America Inc., Class A	25,452	828,463
Hersha Hospitality Trust, Class A(a)	7,296	65,810
Highwoods Properties Inc.	22,283	960,843
Hudson Pacific Properties Inc.	19,935	471,064
Independence Realty Trust Inc.	11,152	256,384
Industrial Logistics Properties Trust	14,031	321,731
iStar Inc.	14,815	318,078
JBG SMITH Properties	24,387	668,204
Kite Realty Group Trust	32,036	668,912
LTC Properties Inc.	8,504	306,739
LXP Industrial Trust	40,524	603,402

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The)	45,268	$748,733
Monmouth Real Estate Investment Corp.	12,421	260,717
National Health Investors Inc.	9,874	571,013
NexPoint Residential Trust Inc.	2,397	190,082
Office Properties Income Trust	10,610	270,343
Omega Healthcare Investors Inc.	51,027	1,606,330
Outfront Media Inc.	18,050	448,362
Paramount Group Inc.	35,290	306,670
Park Hotels & Resorts Inc.(a)	50,473	918,609
Pebblebrook Hotel Trust	10,706	231,785
Physicians Realty Trust	30,066	549,005
Piedmont Office Realty Trust Inc., Class A	18,432	327,352
Plymouth Industrial REIT Inc.	3,690	106,087
PotlatchDeltic Corp.	14,323	770,434
Preferred Apartment Communities Inc., Class A	11,248	187,617
PS Business Parks Inc.	2,339	390,519
Rayonier Inc.	11,685	426,970
Retail Opportunity Investments Corp.	15,381	285,010
RLJ Lodging Trust	36,049	499,279
RPT Realty	12,403	156,526
Ryman Hospitality Properties Inc.(a)	6,602	583,617
Sabra Health Care REIT Inc.	48,956	666,291
Seritage Growth Properties, Class A(a)(b)	7,884	81,678
Service Properties Trust.	19,888	170,042
SITE Centers Corp.	22,733	336,676
SL Green Realty Corp.	14,243	1,032,902
Spirit Realty Capital Inc.	15,936	756,323
STAG Industrial Inc.	15,954	681,714
Summit Hotel Properties Inc.(a)	22,851	215,256
Sunstone Hotel Investors Inc.(a)	47,313	535,110
Tanger Factory Outlet Centers Inc.	14,896	253,381
UMH Properties Inc.	3,205	75,638
Uniti Group Inc.	29,088	350,801
Universal Health Realty Income Trust	1,496	87,217
Urban Edge Properties.	14,249	259,902
Urstadt Biddle Properties Inc., Class A	4,498	88,566
Veris Residential Inc.(a)	17,453	287,974
Washington REIT	18,094	445,474
Whitestone REIT	9,913	101,212
Xenia Hotels & Resorts Inc.(a)	24,369	422,558
		34,243,733
Food & Staples Retailing — 1.5%
Andersons Inc. (The)	6,577	250,584
BJ’s Wholesale Club Holdings Inc.(a)(b)	29,143	1,791,420
Casey’s General Stores Inc.	4,621	867,870
Chefs’ Warehouse Inc. (The)(a)	6,927	206,702
Grocery Outlet Holding Corp.(a)(b)	12,675	321,692
Ingles Markets Inc., Class A	3,069	236,098
Performance Food Group Co.(a)	12,833	541,424
PriceSmart Inc.	2,590	184,952
Rite Aid Corp.(a)(b)	11,879	126,036
SpartanNash Co.	7,692	188,992
Sprouts Farmers Market Inc.(a)	23,921	649,216
United Natural Foods Inc.(a)	12,047	467,183
Weis Markets Inc.	3,588	216,141
		6,048,310
Food Products — 1.6%
B&G Foods Inc.	13,885	431,823
Calavo Growers Inc.	2,480	102,697
Security	Shares	Value
Food Products (continued)
Flowers Foods Inc.	42,412	$1,193,049
Fresh Del Monte Produce Inc.	7,118	198,094
Hain Celestial Group Inc. (The)(a)	11,000	401,830
Hostess Brands Inc.(a)	16,135	331,090
Ingredion Inc.	14,201	1,344,835
J&J Snack Foods Corp.	1,607	243,766
John B Sanfilippo & Son Inc.	1,402	110,898
Lancaster Colony Corp.	2,028	321,986
Mission Produce Inc.(a)	4,888	69,752
Pilgrim’s Pride Corp.(a)	6,112	170,953
Post Holdings Inc.(a)	5,936	628,147
Sanderson Farms Inc.	1,919	353,096
Seaboard Corp.	30	114,600
Tootsie Roll Industries Inc.	1,893	64,267
TreeHouse Foods Inc.(a)	11,962	463,288
Whole Earth Brands Inc.(a)(b)	3,889	36,868
		6,581,039
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	1,705	232,238
Macquarie Infrastructure Holdings LLC.	16,059	57,973
National Fuel Gas Co.	19,476	1,182,777
New Jersey Resources Corp.	20,582	827,602
Northwest Natural Holding Co.	6,670	315,758
ONE Gas Inc.	11,438	890,906
South Jersey Industries Inc.	24,105	603,107
Southwest Gas Holdings Inc.	12,825	874,409
Spire Inc.	11,003	725,318
		5,710,088
Health Care Equipment & Supplies — 0.9%
Accuray Inc.(a)	10,440	38,106
Artivion Inc.(a)(b)	5,246	93,379
Atrion Corp.	123	74,465
Avanos Medical Inc.(a)	6,298	190,577
Bioventus Inc., Class A(a)	4,403	57,371
Envista Holdings Corp.(a)	11,495	497,044
Haemonetics Corp.(a)	5,818	281,300
ICU Medical Inc.(a)	1,557	332,202
Inogen Inc.(a)	4,438	131,942
Integer Holdings Corp.(a)	3,097	242,836
Intersect ENT Inc.(a)	3,338	91,461
Meridian Bioscience Inc.(a)	3,279	68,367
Natus Medical Inc.(a)	3,415	78,682
NuVasive Inc.(a)(b)	6,697	348,311
Quidel Corp.(a)(b)	8,082	835,356
Retractable Technologies Inc.(a)(b)	1,395	7,617
SmileDirectClub Inc.(a)(b)	22,304	57,098
Varex Imaging Corp.(a)	8,405	219,370
		3,645,484
Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	10,959	576,991
Addus HomeCare Corp.(a)	979	78,154
Alignment Healthcare Inc.(a)	2,563	19,479
Amedisys Inc.(a)	2,323	313,837
AMN Healthcare Services Inc.(a)	3,971	402,421
Apria Inc.(a)	1,629	60,941
Brookdale Senior Living Inc.(a)	39,660	209,801
Community Health Systems Inc.(a)	26,414	335,194
Covetrus Inc.(a)	9,392	169,713
Cross Country Healthcare Inc.(a)	7,487	161,045

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
Encompass Health Corp.	10,274	$637,399
Ensign Group Inc. (The)	3,162	238,510
Fulgent Genetics Inc.(a)	4,111	262,570
Hanger Inc.(a)	5,293	95,962
HealthEquity Inc.(a)	9,723	519,597
LHC Group Inc.(a)	3,224	400,098
MEDNAX Inc.(a)	10,636	260,050
ModivCare Inc.(a)	1,244	144,217
National HealthCare Corp.	2,957	193,388
Owens & Minor Inc.(b)	9,549	401,917
Patterson Companies Inc.	18,456	529,503
Premier Inc., Class A.	26,009	994,064
Select Medical Holdings Corp.	13,036	302,826
Tenet Healthcare Corp.(a)	22,866	1,694,828
Tivity Health Inc.(a)	3,458	87,972
Triple-S Management Corp.(a)	5,134	184,773
		9,275,250
Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)	26,027	526,266
Change Healthcare Inc.(a)(b)	53,861	1,059,985
Computer Programs & Systems Inc.(a)	3,100	87,792
Evolent Health Inc., Class A(a)	10,237	242,719
HealthStream Inc.(a)	2,278	55,469
Multiplan Corp.(a)(b)	52,299	210,765
NextGen Healthcare Inc.(a)	12,203	235,640
		2,418,636
Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants Inc.(a)	3,194	96,107
Bloomin’ Brands Inc.(a)	17,277	351,241
Brinker International Inc.(a)	9,700	322,137
Cheesecake Factory Inc. (The)(a)	10,298	367,433
Chuy’s Holdings Inc.(a)	2,856	72,000
Cracker Barrel Old Country Store Inc.	3,429	408,531
Dave & Buster’s Entertainment Inc.(a)	8,194	293,263
Del Taco Restaurants Inc.	4,851	60,492
Denny’s Corp.(a)	9,458	146,599
Dine Brands Global Inc.	2,094	142,078
El Pollo Loco Holdings Inc.(a)	4,265	56,895
Esports Technologies Inc.(a)	284	3,414
Full House Resorts Inc.(a)	3,656	32,282
Golden Entertainment Inc.(a)	4,349	195,618
Hilton Grand Vacations Inc.(a)(b)	8,802	430,066
Inspired Entertainment Inc.(a)(b)	4,729	61,004
Jack in the Box Inc.	2,380	216,699
Life Time Group Holdings Inc.(a)(b)	8,145	122,338
Marriott Vacations Worldwide Corp.	5,218	847,299
Membership Collective Group Inc., Class A(a)(b)	6,866	60,901
Noodles & Co.(a)	4,766	40,082
PlayAGS Inc.(a)	3,081	24,001
Red Robin Gourmet Burgers Inc.(a)	3,440	50,740
Ruth’s Hospitality Group Inc.(a)	4,402	88,172
Scientific Games Corp./DE, Class A(a)	11,640	671,628
SeaWorld Entertainment Inc.(a)	6,219	370,528
Six Flags Entertainment Corp.(a)	9,397	371,088
Texas Roadhouse Inc.	4,846	413,800
Travel + Leisure Co.	18,373	1,043,586
Wendy’s Co. (The)	16,052	369,678
		7,729,700
Security	Shares	Value
Household Durables — 1.8%
Beazer Homes USA Inc.(a)	6,300	$114,912
Century Communities Inc.	6,352	418,279
Dream Finders Homes Inc., Class A(a)(b)	2,486	46,339
Ethan Allen Interiors Inc.	4,785	120,630
GoPro Inc., Class A(a)	27,438	243,101
Green Brick Partners Inc.(a)	10,247	242,649
Helen of Troy Ltd.(a)	2,237	468,271
Hovnanian Enterprises Inc., Class A(a)	1,006	97,461
iRobot Corp.(a)(b)	2,457	160,983
KB Home.	18,255	771,274
La-Z-Boy Inc.	9,520	349,479
Leggett & Platt Inc.	17,199	685,380
LGI Homes Inc.(a)	1,693	210,795
M/I Homes Inc.(a)	6,261	331,770
MDC Holdings Inc.	12,068	611,727
Meritage Homes Corp.(a)	7,926	808,690
Taylor Morrison Home Corp.(a)	26,154	802,666
Traeger Inc.(a)	2,474	25,210
Tri Pointe Homes Inc.(a)	23,744	565,345
Tupperware Brands Corp.(a)	10,430	160,831
Universal Electronics Inc.(a)	2,784	98,804
Weber Inc., Class A(b)	2,275	24,661
		7,359,257
Household Products — 0.4%
Central Garden & Pet Co.(a)	2,116	98,161
Central Garden & Pet Co., Class A, NVS(a)	8,606	372,898
Energizer Holdings Inc.	6,784	255,146
Reynolds Consumer Products Inc.	11,421	345,714
Spectrum Brands Holdings Inc.	4,980	445,112
		1,517,031
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Inc., Class A	2,886	89,033
Clearway Energy Inc., Class C	6,564	221,076
Ormat Technologies Inc.	3,728	254,100
		564,209
Insurance — 3.3%
Ambac Financial Group Inc.(a)	10,137	143,641
American Equity Investment Life Holding Co.	17,496	719,785
American National Group Inc.	2,766	522,193
AMERISAFE Inc.	4,409	231,561
Argo Group International Holdings Ltd.	7,693	436,809
Assured Guaranty Ltd.	14,944	796,366
Axis Capital Holdings Ltd.	16,435	936,466
Brighthouse Financial Inc.(a)	17,055	928,645
CNO Financial Group Inc.	26,620	663,903
Employers Holdings Inc.	3,840	150,144
Enstar Group Ltd.(a)	2,655	703,787
Genworth Financial Inc., Class A(a)	102,936	401,450
GoHealth Inc., Class A(a)(b)	6,783	18,721
Hanover Insurance Group Inc. (The)	7,669	1,058,015
HCI Group Inc.	579	39,297
Horace Mann Educators Corp.	8,145	309,592
James River Group Holdings Ltd.	8,048	227,919
Kemper Corp.	7,208	432,336
MBIA Inc.(a)	10,122	138,368
Mercury General Corp.	5,820	318,121
National Western Life Group Inc., Class A.	317	67,797
Oscar Health Inc., Class A(a)(b)	3,280	21,976
Primerica Inc.	4,041	623,688

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
ProAssurance Corp.	6,226	$149,175
Ryan Specialty Group Holdings Inc., Class A(a)(b)	7,166	268,080
Safety Insurance Group Inc.	2,821	232,253
Selective Insurance Group Inc.	7,732	610,055
Selectquote Inc.(a)	16,824	124,329
SiriusPoint Ltd.(a)	19,170	162,370
State Auto Financial Corp.	1,499	77,498
Stewart Information Services Corp.	3,077	219,790
Universal Insurance Holdings Inc.	6,139	105,836
Unum Group	43,753	1,110,451
White Mountains Insurance Group Ltd.	435	452,818
		13,403,235
Interactive Media & Services — 0.5%
Cargurus Inc.(a)	5,438	173,472
Cars.com Inc.(a)	14,001	218,136
Eventbrite Inc., Class A(a)(b)	10,174	145,793
EverQuote Inc., Class A(a)	2,024	33,315
Liberty TripAdvisor Holdings Inc., Class A(a)	15,932	35,847
Outbrain Inc.(a)(b)	798	10,071
QuinStreet Inc.(a)	4,523	72,775
TripAdvisor Inc.(a)	10,611	288,089
TrueCar Inc.(a)	8,262	28,421
Yelp Inc.(a)	6,001	207,275
Ziff Davis Inc.(a)	5,834	612,920
		1,826,114
Internet & Direct Marketing Retail — 0.2%
1-800-Flowers.com Inc., Class A(a)(b)	1,826	31,097
1847 Goedeker Inc.(a)(b)	10,728	24,245
CarParts.com Inc.(a)	3,032	27,895
Duluth Holdings Inc., Class B(a)(b)	1,122	16,920
Groupon Inc.(a)(b)	4,417	134,895
Lands’ End Inc.(a)	1,437	26,340
PetMed Express Inc.	2,751	71,058
Qurate Retail Inc., Series A	76,631	538,716
		871,166
IT Services — 1.1%
Alliance Data Systems Corp.	10,590	731,134
Cass Information Systems Inc.	2,665	108,412
Conduent Inc.(a)	34,448	162,939
CSG Systems International Inc.	7,016	398,298
EVERTEC Inc.	3,791	165,439
Evo Payments Inc., Class A(a)	6,811	164,281
ExlService Holdings Inc.(a)	2,080	250,682
Hackett Group Inc. (The)	2,688	51,448
I3 Verticals Inc., Class A(a)	2,139	49,497
Limelight Networks Inc.(a)	28,060	119,816
Maximus Inc.	6,886	532,426
MoneyGram International Inc.(a)	19,453	170,603
Rackspace Technology Inc.(a)(b)	7,668	95,927
Sabre Corp.(a)	68,888	630,325
SolarWinds Corp.	5,177	70,407
Unisys Corp.(a)	14,300	260,975
WEX Inc.(a)	3,557	572,606
		4,535,215
Leisure Products — 0.7%
Acushnet Holdings Corp.	3,585	167,420
American Outdoor Brands Inc.(a)	1,648	27,324
Johnson Outdoors Inc., Class A	954	86,070
Malibu Boats Inc., Class A(a)	2,941	193,106
Security	Shares	Value
Leisure Products (continued)
MasterCraft Boat Holdings Inc.(a)	4,059	$103,220
Nautilus Inc.(a)(b)	6,671	34,022
Polaris Inc.	12,183	1,371,684
Smith & Wesson Brands Inc.	10,255	175,155
Sturm Ruger & Co. Inc.	3,767	253,256
Vista Outdoor Inc.(a)	12,285	473,955
		2,885,212
Life Sciences Tools & Services — 0.1%
Fluidigm Corp.(a)	9,985	32,651
Maravai LifeSciences Holdings Inc., Class A(a)(b)	13,552	391,924
Personalis Inc.(a)	2,853	32,495
		457,070
Machinery — 2.7%
Alamo Group Inc.	978	137,751
Albany International Corp., Class A	3,008	251,800
Allison Transmission Holdings Inc.	22,176	842,466
Altra Industrial Motion Corp.	8,317	401,545
Astec Industries Inc.	2,301	145,630
Barnes Group Inc.	9,964	450,074
Blue Bird Corp.(a)(b)	1,998	30,989
CIRCOR International Inc.(a)	4,464	123,965
Colfax Corp.(a)	9,618	395,492
Columbus McKinnon Corp./NY	2,890	125,079
Commercial Vehicle Group Inc.(a)	6,380	49,381
Crane Co.	4,493	465,070
Desktop Metal Inc., Class A(a)	19,330	79,060
Douglas Dynamics Inc.	5,019	183,344
Enerpac Tool Group Corp.	6,912	123,379
EnPro Industries Inc.	2,334	245,117
Federal Signal Corp.	6,126	239,037
Flowserve Corp.	16,463	537,023
Gates Industrial Corp. PLC(a)	20,337	314,613
Gorman-Rupp Co. (The)	2,019	80,982
Greenbrier Companies Inc. (The)	6,986	281,955
Hillenbrand Inc.	15,589	724,577
Hyster-Yale Materials Handling Inc.	2,058	92,384
Kennametal Inc.	17,936	620,048
Manitowoc Co. Inc. (The)(a)(b)	7,407	135,178
Meritor Inc.(a)	9,045	208,487
Mueller Industries Inc.	6,219	321,274
Mueller Water Products Inc., Class A	15,416	198,096
Nikola Corp.(a)(b)	43,753	351,337
RBC Bearings Inc.(a)(b)	2,337	421,758
REV Group Inc.	7,322	98,334
SPX Corp.(a)	4,122	215,086
Standex International Corp.	1,269	126,075
Tennant Co.	2,561	197,632
Terex Corp.	5,007	208,892
Timken Co. (The)	14,750	985,300
Titan International Inc.(a)	6,504	63,414
Trinity Industries Inc.	5,929	170,340
Wabash National Corp.	7,359	144,384
Welbilt Inc.(a)	12,664	300,770
		11,087,118
Marine — 0.3%
Eagle Bulk Shipping Inc.	2,923	131,009
Genco Shipping & Trading Ltd.	4,736	73,692
Kirby Corp.(a)	8,981	585,382

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Marine (continued)
Matson Inc.	5,206	$508,418
		1,298,501
Media — 1.6%
Advantage Solutions Inc.(a)	21,068	153,375
Altice USA Inc., Class A(a)	48,204	695,102
AMC Networks Inc., Class A(a)(b)	6,261	266,906
Audacy Inc(a)	14,557	35,228
Clear Channel Outdoor Holdings Inc.(a)	100,370	307,132
Entravision Communications Corp., Class A.	6,964	42,202
EW Scripps Co. (The), Class A(a)	6,541	134,091
Gannett Co. Inc.(a)	16,864	81,959
Gray Television Inc.	19,296	402,322
iHeartMedia Inc., Class A(a)	23,473	472,981
John Wiley & Sons Inc., Class A	9,279	470,909
Nexstar Media Group Inc., Class A	8,730	1,443,767
Scholastic Corp.	6,555	268,886
Sinclair Broadcast Group Inc., Class A	10,390	285,517
TEGNA Inc.	47,092	911,701
Thryv Holdings Inc.(a)(b)	3,613	117,170
Urban One Inc., Class A(a)	1,973	10,733
Urban One Inc., Class D, NVS(a)	3,818	17,162
WideOpenWest Inc.(a)(b)	11,185	208,153
		6,325,296
Metals & Mining — 1.7%
Allegheny Technologies Inc.(a)	27,246	498,329
Alpha Metallurgical Resources Inc.(a)	3,672	232,181
Arconic Corp.(a)	22,651	700,595
Carpenter Technology Corp.	10,243	294,179
Century Aluminum Co.(a)	6,624	101,612
Coeur Mining Inc.(a)	54,787	256,951
Commercial Metals Co.	25,618	856,666
Compass Minerals International Inc.	2,306	123,140
Haynes International Inc.	1,110	41,758
Hecla Mining Co.	65,887	326,800
Kaiser Aluminum Corp.	3,379	323,539
Materion Corp.	1,373	113,753
McEwen Mining Inc.(a)(b)	43,511	37,089
Piedmont Lithium Inc.(a)(b)	1,376	66,571
Royal Gold Inc.	5,241	532,224
Ryerson Holding Corp.	3,433	70,376
Schnitzer Steel Industries Inc., Class A	5,471	214,135
SunCoke Energy Inc.	17,535	120,115
TimkenSteel Corp.(a)	8,907	124,965
United States Steel Corp.	57,715	1,195,855
Warrior Met Coal Inc.	10,933	286,445
Worthington Industries Inc.	6,905	374,113
		6,891,391
Mortgage Real Estate Investment — 2.0%
Apollo Commercial Real Estate Finance Inc.	28,433	388,110
Arbor Realty Trust Inc.	32,249	564,680
Ares Commercial Real Estate Corp.	10,345	151,968
ARMOUR Residential REIT Inc.	19,025	178,455
Blackstone Mortgage Trust Inc., Class A	35,524	1,116,164
BrightSpire Capital Inc.	20,243	190,082
Broadmark Realty Capital Inc.	9,820	92,112
Chimera Investment Corp.	50,167	727,421
Dynex Capital Inc.	7,528	121,050
Ellington Financial Inc.	7,030	124,923
Granite Point Mortgage Trust Inc.	11,507	139,235
Security	Shares	Value
Mortgage Real Estate Investment (continued)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,291	$302,431
Invesco Mortgage Capital Inc.	63,806	171,000
KKR Real Estate Finance Trust Inc.	9,629	205,483
Ladder Capital Corp.	24,156	287,215
MFA Financial Inc.	85,056	393,809
New Residential Investment Corp.	99,585	1,060,580
New York Mortgage Trust Inc.	81,138	304,267
Orchid Island Capital Inc.	34,571	139,321
PennyMac Mortgage Investment Trust	20,612	367,306
Ready Capital Corp.	12,653	180,179
Redwood Trust Inc.	24,425	301,160
TPG RE Finance Trust Inc.	12,777	161,246
Two Harbors Investment Corp.	73,255	421,216
		8,089,413
Multi-Utilities — 0.9%
Avista Corp.	15,084	670,635
Black Hills Corp.	13,621	922,686
MDU Resources Group Inc.	43,409	1,274,922
NorthWestern Corp.	11,306	657,105
Unitil Corp.	3,471	162,929
		3,688,277
Multiline Retail — 0.4%
Big Lots Inc.	6,951	291,316
Dillard’s Inc., Class A	918	232,915
Franchise Group Inc.	5,802	290,506
Nordstrom Inc.(a)	23,839	536,378
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	5,339	255,952
		1,607,067
Oil, Gas & Consumable Fuels — 5.4%
Aemetis Inc.(a)	3,616	33,159
Alto Ingredients Inc.(a)	15,506	80,321
Antero Midstream Corp.	69,303	689,565
Antero Resources Corp.(a)	36,224	707,455
Arch Resources Inc.	3,251	307,675
Berry Corp.	14,172	123,155
Brigham Minerals Inc., Class A	4,724	102,227
California Resources Corp.	17,491	745,466
Callon Petroleum Co.(a)(b)	10,176	503,101
Centennial Resource Development Inc./DE, Class A(a)	39,193	306,097
Centrus Energy Corp., Class A(a)	807	35,064
Chesapeake Energy Corp.	22,256	1,517,191
Civitas Resources Inc.	15,353	836,738
CNX Resources Corp.(a)	45,172	669,901
Comstock Resources Inc.(a)	19,192	149,314
CONSOL Energy Inc.(a)(b)	6,706	145,788
Crescent Energy Inc.(a)(b)	3,551	47,122
CVR Energy Inc.	6,307	123,176
Delek U.S. Holdings Inc.(a)	15,816	245,464
Dorian LPG Ltd.	5,774	68,653
DTE Midstream LLC(a)	20,604	1,065,227
Earthstone Energy Inc., Class A(a)	6,371	87,028
EQT Corp.(a)	42,258	897,982
Equitrans Midstream Corp.	86,686	703,023
Gran Tierra Energy Inc.(a)(b)	79,815	72,464
Green Plains Inc.(a)(b)	4,741	144,790
Gulfport Energy Corp.(a)(b)	1,333	87,245
HollyFrontier Corp.	31,908	1,121,885
International Seaways Inc.	8,971	130,887
Kosmos Energy Ltd.(a)	95,971	415,554

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum Inc.(a)	3,046	$204,569
Magnolia Oil & Gas Corp., Class A	14,638	316,620
Matador Resources Co.	23,523	1,053,125
Murphy Oil Corp.	30,935	977,546
NextDecade Corp.(a)	3,222	7,121
Northern Oil and Gas Inc.	13,712	322,506
Oasis Petroleum Inc.	3,981	539,147
Par Pacific Holdings Inc.(a)	10,020	141,282
PBF Energy Inc., Class A(a)	20,240	320,602
PDC Energy Inc.	20,749	1,229,793
Peabody Energy Corp.(a)	19,861	214,499
Range Resources Corp.(a)	53,278	1,025,601
Ranger Oil Corp.(a)(b)	4,456	138,181
Renewable Energy Group Inc.(a)	10,691	430,420
Ring Energy Inc.(a)(b)	17,314	43,631
SandRidge Energy Inc.(a)	6,586	75,739
SilverBow Resources Inc.(a)	1,902	44,298
SM Energy Co.	11,097	364,093
Southwestern Energy Co.(a)	216,104	950,858
Talos Energy Inc.(a)	5,193	55,254
W&T Offshore Inc.(a)(b)	19,962	85,437
Whiting Petroleum Corp.(a)	8,377	621,992
World Fuel Services Corp.	13,494	380,666
		21,705,697
Paper & Forest Products — 0.6%
Clearwater Paper Corp.(a)	3,543	112,030
Glatfelter Corp.	4,349	75,499
Louisiana-Pacific Corp.	18,783	1,247,942
Mercer International Inc.	8,473	102,947
Neenah Inc.	3,716	171,308
Resolute Forest Products Inc.	10,041	136,758
Schweitzer-Mauduit International Inc.	6,871	207,985
Sylvamo Corp.(a)	7,502	223,484
Verso Corp., Class A	5,201	139,803
		2,417,756
Personal Products — 0.7%
BellRing Brands Inc., Class A(a)	3,532	86,040
Coty Inc., Class A(a)	71,613	607,278
Edgewell Personal Care Co.	11,645	533,341
Herbalife Nutrition Ltd.(a)(b)	21,090	896,536
Medifast Inc.	825	163,936
Nu Skin Enterprises Inc., Class A	10,681	514,717
USANA Health Sciences Inc.(a)	1,224	116,990
		2,918,838
Pharmaceuticals — 0.9%
Aerie Pharmaceuticals Inc.(a)	4,280	31,501
Amneal Pharmaceuticals Inc.(a)	21,615	95,754
Amphastar Pharmaceuticals Inc.(a)	2,680	61,881
ANI Pharmaceuticals Inc.(a)	2,281	92,198
Arvinas Inc.(a)	3,533	252,574
BioDelivery Sciences International Inc.(a)	7,284	26,659
Cara Therapeutics Inc.(a)	9,150	105,957
Collegium Pharmaceutical Inc.(a)	7,338	130,983
Corcept Therapeutics Inc.(a)(b)	6,805	127,730
DICE Therapeutics Inc.(a)	1,035	17,626
Endo International PLC(a)	49,813	158,904
Innoviva Inc.(a)	13,268	212,686
Marinus Pharmaceuticals Inc.(a)(b)	3,438	35,068
NGM Biopharmaceuticals Inc.(a)	4,534	71,683
Security	Shares	Value
Pharmaceuticals (continued)
Omeros Corp.(a)	5,093	$30,558
Perrigo Co. PLC	28,552	1,086,975
Phibro Animal Health Corp., Class A	4,491	86,676
Pliant Therapeutics Inc.(a)	2,479	29,079
PLx Pharma Inc.(a)	1,940	12,804
Prestige Consumer Healthcare Inc.(a)	10,694	603,676
Provention Bio Inc.(a)	5,706	30,584
Relmada Therapeutics Inc.(a)	2,674	49,175
Supernus Pharmaceuticals Inc.(a)	7,524	232,115
		3,582,846
Professional Services — 1.8%
ASGN Inc.(a)	5,152	591,810
Barrett Business Services Inc.	1,099	70,336
CACI International Inc., Class A(a)(b)	4,979	1,232,103
CBIZ Inc.(a)	4,808	185,733
CRA International Inc.	472	40,148
FTI Consulting Inc.(a)	2,229	325,011
Heidrick & Struggles International Inc.	2,655	116,209
Huron Consulting Group Inc.(a)	2,569	113,344
ICF International Inc.	1,656	156,310
KBR Inc.	20,181	875,855
Kelly Services Inc., Class A, NVS	7,778	132,848
Kforce Inc.	1,620	111,245
Korn Ferry	5,004	332,166
ManpowerGroup Inc.	11,586	1,215,024
ManTech International Corp./VA, Class A	5,886	425,205
Resources Connection Inc.	4,622	80,561
Science Applications International Corp.	12,287	1,007,903
TriNet Group Inc.(a)	2,588	220,498
TrueBlue Inc.(a)	5,210	138,586
Willdan Group Inc.(a)	899	28,283
		7,399,178
Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC(a)(b)	31,823	667,965
Howard Hughes Corp. (The)(a)(b)	4,449	428,483
Kennedy-Wilson Holdings Inc.	25,870	581,040
Marcus & Millichap Inc.(a)	2,870	134,345
Newmark Group Inc., Class A	35,054	536,677
RE/MAX Holdings Inc., Class A	4,079	121,391
Realogy Holdings Corp.(a)(b)	24,793	409,084
RMR Group Inc. (The), Class A	3,377	108,098
Tejon Ranch Co.(a)	3,057	53,222
WeWork Inc., Class A(a)	44,335	329,409
		3,369,714
Road & Rail — 0.7%
ArcBest Corp.	1,954	172,812
Covenant Logistics Group Inc., Class A(a)	2,369	51,455
Daseke Inc.(a)	12,574	140,577
Heartland Express Inc.	9,962	149,032
Landstar System Inc.	3,494	559,040
Marten Transport Ltd.	13,032	217,504
Ryder System Inc.	11,460	838,757
Schneider National Inc., Class B	7,324	187,494
Werner Enterprises Inc.	12,915	575,880
Yellow Corp.(a)	7,204	75,210
		2,967,761
Semiconductors & Semiconductor Equipment — 1.2%
Alpha & Omega Semiconductor Ltd.(a)	2,069	93,167
Amkor Technology Inc.	11,940	262,919

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
AXT Inc.(a)	3,354	$25,122
Cirrus Logic Inc.(a)	4,835	432,442
CMC Materials Inc.	3,924	709,773
Cohu Inc.(a)	4,730	155,995
Ichor Holdings Ltd.(a)	3,040	128,957
Kulicke & Soffa Industries Inc.	5,455	298,334
Magnachip Semiconductor Corp.(a)	4,801	85,410
NeoPhotonics Corp.(a)	6,779	104,125
Onto Innovation Inc.(a)(b)	3,536	323,685
Photronics Inc.(a)	12,920	231,010
Rambus Inc.(a)	13,522	341,431
SMART Global Holdings Inc.(a)	2,064	118,391
SunPower Corp.(a)	10,760	180,553
Synaptics Inc.(a)	3,819	803,327
Ultra Clean Holdings Inc.(a)(b)	5,739	289,360
Veeco Instruments Inc.(a)	6,094	167,524
		4,751,525
Software — 1.4%
ACI Worldwide Inc.(a)	7,603	261,315
American Software Inc./GA, Class A	2,701	62,096
Arteris Inc.(a)	488	7,217
Avaya Holdings Corp.(a)(b)	17,986	327,705
Benefitfocus Inc.(a)	6,353	70,772
Blackbaud Inc.(a)	4,829	329,048
BTRS Holdings Inc.(a)	7,772	49,741
CDK Global Inc.	25,283	1,086,410
ChannelAdvisor Corp.(a)	1,933	40,864
CommVault Systems Inc.(a)	4,761	321,177
Consensus Cloud Solutions Inc.(a)	3,401	192,837
Datto Holding Corp.(a)	1,921	47,852
Ebix Inc.	5,079	154,351
Kaleyra Inc.(a)(b)	4,233	37,631
McAfee Corp., Class A	9,804	251,473
NCR Corp.(a)(b)	28,368	1,079,686
Nutanix Inc., Class A(a)	18,010	492,393
Paycor HCM Inc.(a)	3,486	90,427
Phunware Inc.(a)(b)	7,908	17,635
Rimini Street Inc.(a)	2,198	11,320
Verint Systems Inc.(a)	8,077	414,592
Vertex Inc., Class A(a)	3,317	48,130
Xperi Holding Corp.	12,909	217,775
		5,612,447
Specialty Retail — 3.3%
Aaron’s Co. Inc. (The)	6,722	142,305
Abercrombie & Fitch Co., Class A(a)	12,564	489,996
Academy Sports & Outdoors Inc.(a)	18,794	731,087
American Eagle Outfitters Inc.	32,710	746,769
America’s Car-Mart Inc./TX(a)	1,289	122,352
Arko Corp.(a)(b)	14,064	115,606
Asbury Automotive Group Inc.(a)	2,761	444,438
Barnes & Noble Education Inc.(a)	4,219	25,398
Bed Bath & Beyond Inc.(a)	21,493	349,046
Big 5 Sporting Goods Corp.	4,408	86,794
Buckle Inc. (The)	6,243	234,987
Caleres Inc.	8,148	195,389
Camping World Holdings Inc., Class A	8,838	293,422
Cato Corp. (The), Class A	4,124	68,128
Chico’s FAS Inc.(a)	26,027	122,587
Children’s Place Inc. (The)(a)	2,977	210,623
Security	Shares	Value
Specialty Retail (continued)
Citi Trends Inc.(a)	753	$36,686
Conn’s Inc.(a)	4,211	102,201
Container Store Group Inc. (The)(a)	7,081	72,226
Designer Brands Inc. , Class A(a)	13,013	171,381
Dick’s Sporting Goods Inc.	6,429	741,907
Foot Locker Inc.	19,197	857,722
Genesco Inc.(a)	3,017	194,084
Group 1 Automotive Inc.	3,859	655,297
Guess? Inc.	5,790	133,286
Haverty Furniture Companies Inc.	3,130	92,398
Hibbett Inc.	1,708	105,298
JOANN Inc.	2,386	25,506
Kirkland’s Inc.(a)(b)	2,727	46,168
LL Flooring Holdings Inc.(a)	3,137	45,298
MarineMax Inc.(a)	2,611	122,874
Monro Inc.	2,909	144,665
Murphy USA Inc.	5,034	989,986
ODP Corp. (The)(a)	9,749	431,198
OneWater Marine Inc., Class A	2,070	107,040
Party City Holdco Inc.(a)(b)	23,859	112,853
Rent-A-Center Inc./TX	12,906	543,988
Sally Beauty Holdings Inc.(a)(b)	24,031	412,612
Shift Technologies Inc.(a)(b)	14,501	33,207
Shoe Carnival Inc.	3,727	127,314
Signet Jewelers Ltd.	6,716	578,449
Sleep Number Corp.(a)	2,509	179,394
Sonic Automotive Inc., Class A	4,421	225,515
Sportsman’s Warehouse Holdings Inc.(a)	9,350	102,476
Tilly’s Inc., Class A	5,042	66,454
TravelCenters of America Inc.(a)	2,559	116,639
Urban Outfitters Inc.(a)	14,032	402,999
Victoria’s Secret & Co.(a)(b)	15,433	861,624
Vroom Inc.(a)(b)	13,014	104,372
Zumiez Inc.(a)	4,615	207,444
		13,529,488
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology Inc.(a)	3,927	123,151
Corsair Gaming Inc.(a)	4,797	93,733
Diebold Nixdorf Inc.(a)	16,210	151,401
Eastman Kodak Co.(a)	8,521	33,488
Quantum Corp.(a)	6,739	33,965
Super Micro Computer Inc.(a)	9,500	384,940
Turtle Beach Corp.(a)	1,617	32,857
Xerox Holdings Corp.	29,781	628,677
		1,482,212
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s Inc.	4,149	386,355
Columbia Sportswear Co.	2,884	267,837
Fossil Group Inc.(a)	10,086	111,854
G-III Apparel Group Ltd.(a)	9,350	254,040
Hanesbrands Inc.	74,414	1,198,065
Kontoor Brands Inc.	10,203	502,906
Movado Group Inc.	3,488	129,300
Oxford Industries Inc.	3,423	282,021
Ralph Lauren Corp.	4,022	445,798
Rocky Brands Inc.	886	37,903
Steven Madden Ltd.	8,622	354,709
Vera Bradley Inc.(a)	5,610	45,946

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide Inc.	8,530	$225,960
		4,242,694
Thrifts & Mortgage Finance — 2.3%
Axos Financial Inc.(a)	5,315	273,722
Blue Foundry Bancorp(a)(b)	6,449	94,671
Essent Group Ltd.	23,678	1,080,664
Federal Agricultural Mortgage Corp., Class C, NVS	2,056	250,421
Flagstar Bancorp. Inc.	11,413	516,438
Kearny Financial Corp./MD	11,159	144,397
Merchants Bancorp./IN	2,082	60,690
MGIC Investment Corp.	69,654	1,057,348
Mr Cooper Group Inc.(a)	8,037	322,685
New York Community Bancorp. Inc.	99,777	1,163,400
NMI Holdings Inc., Class A(a)	10,092	249,676
Northfield Bancorp. Inc.	9,662	152,273
PennyMac Financial Services Inc.	6,807	426,799
Provident Financial Services Inc.	16,493	398,636
Radian Group Inc.	38,430	860,448
Rocket Companies Inc., Class A	28,754	363,451
TFS Financial Corp.	6,810	118,358
TrustCo Bank Corp. NY	3,291	111,565
Walker & Dunlop Inc.	6,312	835,772
Washington Federal Inc.	14,749	516,510
WSFS Financial Corp.	9,037	473,358
		9,471,282
Tobacco — 0.2%
Turning Point Brands Inc.	978	34,455
Universal Corp./VA	5,314	289,241
Vector Group Ltd.	27,864	309,569
		633,265
Trading Companies & Distributors — 2.1%
Air Lease Corp.	22,869	910,415
Applied Industrial Technologies Inc.	5,077	497,444
Beacon Roofing Supply Inc.(a)	11,803	647,631
BlueLinx Holdings Inc.(a)	901	64,548
Boise Cascade Co.	8,421	591,323
Custom Truck One Source Inc.(a)	6,996	57,507
DXP Enterprises Inc./TX(a)	1,891	53,988
GATX Corp.	7,536	787,135
Global Industrial Co.	1,336	46,707
GMS Inc.(a)	9,233	472,545
H&E Equipment Services Inc.	2,911	121,185
McGrath RentCorp.	5,232	398,731
MRC Global Inc.(a)	13,454	99,694
MSC Industrial Direct Co. Inc., Class A	9,993	815,828
NOW Inc.(a)	23,512	209,022
Security	Shares	Value
Trading Companies & Distributors (continued)
Rush Enterprises Inc., Class A	9,230	$487,529
Titan Machinery Inc.(a)	2,487	76,600
Triton International Ltd.	14,256	861,347
Univar Solutions Inc.(a)	21,023	557,109
Veritiv Corp.(a)	2,949	274,493
WESCO International Inc.(a)	4,514	550,211
		8,580,992
Water Utilities — 0.3%
American States Water Co.	3,792	349,736
California Water Service Group	5,819	361,302
Middlesex Water Co.	1,659	167,957
SJW Group	3,370	232,058
		1,111,053
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	6,710	83,540
Shenandoah Telecommunications Co.	4,578	104,241
Telephone and Data Systems Inc.	21,009	415,978
U.S. Cellular Corp.(a)	3,152	96,514
		700,273
Total Common Stocks — 99.8%
(Cost: $390,396,951)	.	404,187,352

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	17,912,967	17,918,341
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	800,000	800,000
		18,718,341
Total Short-Term Investments — 4.6%
(Cost: $18,716,262)		18,718,341

Total Investments in Securities — 104.4%
(Cost: $409,113,213)		422,905,693

Other Assets, Less Liabilities — (4.4)%		(17,742,578)

.Net Assets — 100.0%		$405,163,115

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,020,978	$3,900,659	(a)	$—	$(2,755)	$(541)	$17,918,341	17,912,967	$55,137	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	640,000	(a)	—	—	—	800,000	800,000	35		—
					$(2,755)	$(541)	$18,718,341		$55,172		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expirationv Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	4	03/18/22	$405	$(26,179)
S&P Mid 400 E-Mini Index	2	03/18/22	526	(39,295)
				$(65,474)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$404,187,352	$—	$—	$404,187,352
Money Market Funds	18,718,341	—	—	18,718,341
	$422,905,693	$—	$—	$422,905,693
Derivative financial instruments(a)
Liabilities
Futures Contracts	(65,474)	$—	$—	$(65,474)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust